Group balance sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment		$ 114,836	$ 132,642
Goodwill		12,480	11,868
Intangible assets		6,093	15,539
Investments in joint ventures		8,362	9,991
Investments in associates		18,975	20,334
Other investments		2,746	1,276
Fixed assets		163,492	191,650
Loans		840	630
Trade and other receivables		4,351	2,147
Derivative financial instruments		9,755	6,314
Prepayments		533	781
Deferred tax assets		7,744	4,560
Defined benefit pension plan surpluses		7,957	7,053
Non-current assets		194,672	213,135
Current assets
Loans		458	339
Inventories		16,873	20,880
Trade and other receivables		17,948	24,442
Derivative financial instruments		2,992	4,153
Prepayments		1,269	857
Current tax receivable		672	1,282
Other investments		333	169
Cash and cash equivalents		31,111	22,472
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		71,656	74,594
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		1,326	7,465
Current assets		72,982	82,059
Total assets		267,654	295,194
Current liabilities
Trade and other payables		36,014	46,829
Derivative financial instruments		2,998	3,261
Accruals		4,650	5,066
Current lease liabilities		1,933	2,067
Current finance debt		9,359	10,487
Current tax payable		1,038	2,039
Provisions		3,761	2,453
Current liabilities other than liabilities included in disposal groups classified as held for sale		59,753	72,202
Liabilities included in disposal groups classified as held for sale		46	1,393
Current liabilities		59,799	73,595
Non-current liabilities
Other payables		12,112	12,626
Derivative financial instruments		5,404	5,537
Accruals		852	996
Non-current lease liabilities		7,329	7,655
Finance debt		63,305	57,237
Deferred tax liabilities		6,831	9,750
Provisions		17,200	18,498
Defined benefit pension plan and other post-retirement benefit plan deficits		9,254	8,592
Non-current liabilities		122,287	120,891
Total liabilities		182,086	194,486
Net assets		85,568	100,708
Equity
bp shareholders’ equity		71,250	98,412
Non-controlling interests		14,318	2,296
Total equity	[1]	$ 85,568	$ 100,708

[1]	See Note 32 for further information.